Risk management and management of capital - Undiscounted funding obligations (Details) - Liquidity risk - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Undiscounted Funding Obligations [Line Items]
Consumer deposits	$ 13,337	$ 9,790
Notes payable and other borrowings	1,565	698
Lease liabilities	85	93
Total	14,987	10,581
Not later than one year
Undiscounted Funding Obligations [Line Items]
Consumer deposits	11,043	7,681
Notes payable and other borrowings	450	234
Lease liabilities	26	23
Total	11,518	7,938
1-5 years
Undiscounted Funding Obligations [Line Items]
Consumer deposits	2,294	2,109
Notes payable and other borrowings	876	219
Lease liabilities	54	61
Total	3,224	2,389
>5 years
Undiscounted Funding Obligations [Line Items]
Consumer deposits	0	0
Notes payable and other borrowings	240	245
Lease liabilities	5	9
Total	$ 245	$ 254